16. Short and long-term debt (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDebtLineItems [Line Items]
Book value	R$ 7,084,467	R$ 7,105,667
Senior Notes and Perpetual Notes [Member]
DisclosureOfDebtLineItems [Line Items]
Book value	3,403,598
Fair value	3,016,230
Debentures [Member]
DisclosureOfDebtLineItems [Line Items]
Book value	866,972
Fair value	901,375
Term Loan [Member]
DisclosureOfDebtLineItems [Line Items]
Book value	1,172,451
Fair value	1,264,852
Other [Member]
DisclosureOfDebtLineItems [Line Items]
Book value	1,000,786
Fair value	1,124,661
Total [Member]
DisclosureOfDebtLineItems [Line Items]
Book value	6,443,807
Fair value	R$ 6,307,118